FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS

NOTE 4:- FAIR VALUE MEASUREMENTS

In accordance with ASC 820, the Company measures its cash equivalents, short-term deposits, marketable securities, auction rate securities and foreign currency derivative contracts at fair value. Cash equivalents, short-term deposits, and marketable securities, except investments in auction rate securities are classified within Level 1 or Level 2. This is because these assets are valued using quoted market prices or alternative pricing sources and models utilizing market observable inputs. Foreign currency derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

Investments in auction rate securities are classified within Level 3. The Company values the Level 3 investments based on an externally developed valuation using discounted cash flow model, whose inputs include interest rate curves, credit spreads, bond prices, volatilities and illiquidity considerations and/or existing market pricing. Unobservable inputs used in these models are significant to the fair value of the investments.

The Company’s financial assets measured at fair value on a recurring basis, excluding accrued interest components, consisted of the following types of instruments as of the following dates:

	December 31, 2011
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$303,780	$—	$—	$303,780
Marketable securities:
Government and corporate debentures - fixed interest rate	—	1,624,096	—	1,624,096
Government-sponsored enterprises	—	337,471	—	337,471
Government and corporate debentures - floating interest rate	—	195,759	—	195,759
Auction rate securities	—	—	6,078	6,078
Foreign currency derivative contracts	—	(351)	—	(351)

Total financial assets	$303,780	$2,156,975	$6,078	$2,466,833

	December 31, 2012
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$169,894	$—	$—	$169,894
Marketable securities:
Government and corporate debentures - fixed interest rate	—	1,941,781	—	1,941,781
Government-sponsored enterprises	—	444,879	—	444,879
Government and corporate debentures - floating interest rate	—	98,148	—	98,148
Auction rate securities	—	—	2,697	2,697
Foreign currency derivative contracts	—	1,469	—	1,469

Total financial assets	$169,894	$2,486,277	$2,697	$2,658,868

The following table presents the changes in Level 3 instruments measured on a recurring basis for the year ended December 31, 2012:

Auction rate securities
Balance at January 1, 2011	$7,990
Recognized gains in income	2,017
Securities sold during 2011	(3,929)

Balance at December 31, 2011	6,078
Securities sold during 2012	(3,381)

Balance at December 31, 2012	$2,697